Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Comprehensive Income (unaudited) [Abstract]
Net income (loss)	$ 127,090	$ 72,909	$ 240,121	$ 167,451	$ 188,601	$ (211,567)	$ 427,099
Other comprehensive income (loss):
Foreign currency translation adjustments	(8,357)	(3,886)	(18,677)	(2,011)	(1,253)	1,802	3,470
Income tax benefit (expense)	0	796	0	796	796	(1,405)	(510)
Foreign currency translation adjustments, net of tax	(8,357)	(3,090)	(18,677)	(1,215)	(457)	397	2,960
Unrealized (losses) gains on investments:
Unrealized (losses) gains arising during period	(439)	65	303	770	1,375	225	751
Less: reclassification adjustment for gains (losses) included in net income	6	18	6	18	47	(34)	47
Change in unrealized gains on investments	(445)	47	297	752	1,328	259	704
Income tax (expense) benefit	62	(26)	(321)	(462)	(780)	302	(247)
Unrealized gains on investments, net of tax	(383)	21	(24)	290	548	561	457
Changes in employee benefit related items:
Amortization of transition asset	(11)	(36)	(47)	(72)	(143)	(143)	(143)
Amortization of prior service cost	27	27	54	54	107	107	(845)
Recognized actuarial loss	295	227	590	154	(10,074)	(15,408)	(9,213)
Changes in employee benefit related items	(311)	(218)	(597)	(136)	(10,110)	(15,444)	(10,201)
Income tax (expense) benefit	3	3	99	3	(134)	340	112
Employee benefit related items, net of tax	(308)	(215)	(498)	(133)	(10,244)	(15,104)	(10,089)
Other comprehensive income (loss)	(8,432)	(2,854)	(18,203)	(792)	(10,153)	(14,146)	(6,672)
Less: Comprehensive (loss) income in consolidated entities attributable to non-controlling interests	6,268	(1,389)	4,793	5,927	(354)	(37,316)	(12,053)
Comprehensive income attributable to AllianceBernstein Unitholders	$ 112,390	$ 71,444	$ 217,125	$ 160,732	$ 178,802	$ (188,397)	$ 432,480